Consolidated Cash Flow Statements - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Cash Flows from Operating Activities
Payments to suppliers and employees	$ (14,363,974)	$ (17,325,579)	$ (9,466,459)
Interest received	19,162	119,089	198,598
R&D tax refund	4,824,880	3,251,672	3,022,673
Interest paid	(3,878)
COVID-19 government relief	92,688
Net cash flows used in operating activities	(9,431,122)	(13,954,818)	(6,245,188)
Cash Flows from Investing Activities
Payment for payroll and rental security deposits			43,988
Payments for purchase of plant and equipment	(16,744)	(7,022)	(62,405)
Net cash flows used in investing activities	(16,744)	(7,022)	(18,417)
Cash Flows from Financing Activities
Proceeds from issue of securities and other equity securities	4,363,886	13,084,629
Payment of share issue costs	(292,768)	(362,320)	(107,678)
Principle elements of lease payments	(89,241)
Net cash flows generated from/(used in) financing activities	3,981,877	12,722,309	(107,678)
Net (decrease) in cash and cash equivalents	(5,465,989)	(1,239,531)	(6,371,283)
Opening cash and cash equivalents brought forward	14,399,904	15,235,556	21,884,957
Exchange rate adjustments on cash and cash equivalents held in foreign currencies	262,977	403,879	(278,118)
Closing cash and cash equivalents carried forward	$ 9,196,892	$ 14,399,904	$ 15,235,556